Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 12.  Income Taxes

The provision for income taxes consists of the following for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Current:
Federal	$—	$—
State	5,726	—
Foreign	(27,179)	27,247

Total Current	$(21,453)	$27,247

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Deferred	$—	$—

Provision for income taxes	$(21,453)	$27,247

A reconciliation of the provision for income taxes with the expected provision for income taxes computed by applying the federal statutory income tax rate of 34% to the net loss before provision for income taxes for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Provision for income taxes at federal statutory rate	$(2,787,359)	$(4,460,063)
Federal research and development tax credits	(94,794)	(160,003)
Expenses not deductible, income not taxable	(473,203)	(2,705,607)
Foreign loss taxed at lower rates	164,828	232,280
Change in federal valuation allowance	3,169,075	7,120,640

Provision for income taxes	$(21,453)	$27,247

The components of the deferred tax assets as of December 31, 2012 and 2011, are as follows:

	December 31,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$25,034,778	$21,588,554
Capitalized start-up cost and research and development cost	607,983	891,708
Research and development tax credit	1,389,625	1,239,795
Depreciation on property and equipment	(156,361)	(366,292)
Stock-based compensation	405,742	677,381
Reserves and accruals	719,909	666,336

Total deferred tax asset	28,001,676	24,697,482

Valuation allowance	(28,001,676)	(24,697,482)

Net deferred tax assets	$—	$—

The following deferred income taxes were provided for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$3,446,224	$6,635,471
Capitalized start-up cost and research and development cost	(283,725)	127,807
Research and development tax credit	149,830	(274,775)
Depreciation on property and equipment	209,931	(476,501)
Stock-based compensation	(271,639)	677,381
Reserves and accruals	53,573	519,602
Valuation allowance	(3,304,194)	(7,208,985)

Net deferred income taxes	$—	$—

Management believes that, based on a number of factors, it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company has provided a full valuation allowance against its net deferred tax assets. At December 31, 2012, the Company had federal and state net operating loss carry-forwards (“NOLs”) of approximately $64,200,000 and $54,800,000, respectively, and foreign operating loss carry-forwards of approximately $3,200,000. The federal and state NOLs will expire in various periods from 2026 through 2032.

At December 31, 2012, the Company had research and development tax credits of approximately $800,000 and $900,000 available to offset future income taxes, if any, for federal and California state purposes, respectively. These federal tax credits will expire in various periods from 2027 through 2032 and the California state tax credits can be carried forward indefinitely.

Utilization of NOLs and tax credit carry-forwards may be subject to substantial limitation due to the ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.

The Company files U.S. federal and various state income tax returns. There are no prior year tax returns under audit by taxing authorities, and management is not aware of any impending audits. As a result of the Company’s NOL carry-forwards, all tax years from 2006 through 2012 remain subject to federal and state tax examination.

The Company has established tax reserves for uncertain tax positions totaling $721,000 and $645,000 as of December 31, 2012 and 2011, respectively. A reconciliation of the change in unrecognized tax benefits is as follows:

	Year Ended December31,
	2012	2011
Beginning Balance	$645,000	$—
Additions based on tax positions related to prior years	—	497,000
Additions based on tax positions related to the current year	76,000	148,000
Ending Balance	$721,000	$645,000

All of the unrecognized tax benefits are recognized in the Company’s financial statements as a reduction in the Company’s deferred tax assets. Accordingly, the Company has not accrued any interest or penalties related to unrecognized tax benefits. Because the Company has a full valuation allowance against its deferred tax assets, there will be no income tax effect of releasing the unrecognized tax benefits. The Company expects no significant changes to its uncertain tax positions in the next 12 months.